Stock Plans - Options Range of exercise prices (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Entity's closing stock price at end of period	80.02
Options Outstanding [Abstract]
Number of options outstanding	7.5	[1]
Weighted-average years to expiration of options outstanding	5 years 7 months
Weighted average exercise price of options outstanding	37.37	[1]
Aggregate intrinsic value of options outstanding	322	[1]
Options Exercisable [Abstract]
Number of exercisable options	5.0	[1]
Weighted average exercise price of exercisable options	30.31	[1]
Aggregate intrinsic value of exercisable options	250	[1]
Weighted-average years to expiration of exercisable options (years)	4.4
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	16.93
Maximum price of options outstanding, end of the period	23.03
Options Outstanding [Abstract]
Number of options outstanding	0.9
Weighted-average years to expiration of options outstanding	3 years 8 months
Weighted average exercise price of options outstanding	20.19
Aggregate intrinsic value of options outstanding	52
Options Exercisable [Abstract]
Number of exercisable options	0.9
Weighted average exercise price of exercisable options	20.19
Aggregate intrinsic value of exercisable options	52
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	23.04
Maximum price of options outstanding, end of the period	30.75
Options Outstanding [Abstract]
Number of options outstanding	2.6
Weighted-average years to expiration of options outstanding	3 years 4 months
Weighted average exercise price of options outstanding	27.04
Aggregate intrinsic value of options outstanding	139
Options Exercisable [Abstract]
Number of exercisable options	2.6
Weighted average exercise price of exercisable options	27.04
Aggregate intrinsic value of exercisable options	139
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	30.76
Maximum price of options outstanding, end of the period	41.85
Options Outstanding [Abstract]
Number of options outstanding	1.5
Weighted-average years to expiration of options outstanding	6 years 4 months
Weighted average exercise price of options outstanding	38.19
Aggregate intrinsic value of options outstanding	62
Options Exercisable [Abstract]
Number of exercisable options	1.0
Weighted average exercise price of exercisable options	38.19
Aggregate intrinsic value of exercisable options	41
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	41.86
Maximum price of options outstanding, end of the period	57.61
Options Outstanding [Abstract]
Number of options outstanding	1.5
Weighted-average years to expiration of options outstanding	7 years 7 months
Weighted average exercise price of options outstanding	48.71
Aggregate intrinsic value of options outstanding	49
Options Exercisable [Abstract]
Number of exercisable options	0.5
Weighted average exercise price of exercisable options	47.40
Aggregate intrinsic value of exercisable options	18
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	57.62
Maximum price of options outstanding, end of the period	80.15
Options Outstanding [Abstract]
Number of options outstanding	1.0
Weighted-average years to expiration of options outstanding	9 years 1 month
Weighted average exercise price of options outstanding	60.29
Aggregate intrinsic value of options outstanding	20
Options Exercisable [Abstract]
Number of exercisable options	0
Weighted average exercise price of exercisable options	58.18
Aggregate intrinsic value of exercisable options	0

[1]	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. As at December 31, 2014, substantially all stock options outstanding were in-the-money. The weighted-average years to expiration of exercisable stock options was 4.4 years.